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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         ------------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         ------------------------------------------------
         General Partner of AEW Capital Management, L.P.
         ------------------------------------------------
Phone:   (617) 261-9000
         ------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ James J. Finnegan       Boston, Massachuetts    August 12, 2009
   --------------------------   ----------------------   ---------------
           [Signature]               [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-04037                    Pioneer Investment Management, Inc.
        ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 46
                                        --------------------

Form 13F Information Table Value Total: 2,413,250
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number       Name

    1         028-06536                  AEW Capital Management, Inc.
    ------        -----------------      -------------------------------------
    2         028-06808                  Natixis Global Asset Management, L.P.
    ------        -----------------      -------------------------------------

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                           FORM 13F INFORMATION TABLE
             Name of Reporting Manager: AEW Capital Management, L.P.
                                    6/30/2009

                              TITLE                                                                           VOTING AUTHORITY
                               OF               VALUE       SH or    SH/ PUT/   INVESTMENT    OTHER   -----------------------------
      NAME OF ISSUER          CLASS   CUSIP    (X$1000)    PRN AMT   PRN Call   DISCRETION   MANAGERS    SOLE    SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities      COM   015271109     18,521     517,500 SH       Shared-Defined  01 02      182,500      -      335,000
AMB Property Corp             COM   00163T109     91,859   4,883,506 SH       Shared-Defined  01 02    2,857,406      -    2,026,100
Annaly Capital Management
 Inc.                         COM   035710409      1,569     103,600 SH       Shared-Defined  01 02            0             103,600
Avalon Bay Communities        COM   053484101    140,909   2,518,923 SH       Shared-Defined  01 02    1,672,601      -      846,322
Biomed Realty Trust Inc.      COM   09063H107     30,009   2,933,400 SH       Shared-Defined  01 02    2,514,200      -      419,200
Boston Properties Inc.        COM   101121101    157,606   3,304,100 SH       Shared-Defined  01 02    2,153,400      -    1,150,700
Brandywine Realty Trust       COM   105368203     18,373   2,466,200 SH       Shared-Defined  01 02    1,888,300      -      577,900
Brookfield Properties         COM   112900105      6,824     856,200 SH       Shared-Defined  01 02      732,500      -      123,700
Camden Property Trust         COM   133131102     55,098   1,996,300 SH       Shared-Defined  01 02    1,672,700             323,600
CBL & Assoc. Properties       COM   124830100        689     127,901 SH       Shared-Defined  01 02      127,901      -            -
DCT Industrial Trust Inc.     COM   233153105     43,059  10,553,600 SH       Shared-Defined  01 02    9,073,700      -    1,479,900
Digital Realty Trust          COM   253868103     29,659     827,300 SH       Shared-Defined  01 02      695,300      -      132,000
Dupont Fabros Technology      COM   26613Q106     24,338   2,583,655 SH       Shared-Defined  01 02    2,226,955      -      356,700
Entertainment Pptys Trust     COM   29380T105     13,520     656,300 SH       Shared-Defined  01 02      562,900      -       93,400
Equity Lifestyle Properties   COM   29472R108      3,376      90,800 SH       Shared-Defined  01 02       75,500              15,300
Equity Residential            COM   29476L107    151,314   6,806,732 SH       Shared-Defined  01 02    4,697,932      -    2,108,800
Essex Property Trust Inc      COM   297178105     24,488     393,500 SH       Shared-Defined  01 02      323,200              70,300
Extra Space Storage Inc.      COM   30225T102     45,897   5,496,600 SH       Shared-Defined  01 02    4,734,500      -      762,100
Federal Realty Invs Trust     COM   313747206    121,067   2,349,900 SH       Shared-Defined  01 02    1,482,200      -      867,700
First Potomac Realty Trust    COM   33610F109     19,964   2,047,600 SH       Shared-Defined  01 02    1,761,600      -      286,000
Glimcher Realty Trust         COM   379302102        501     172,800 SH       Shared-Defined  01 02      172,800                   -
HCP Inc.                      COM   40414L109     91,727   4,328,800 SH       Shared-Defined  01 02    2,936,000      -    1,392,800
Hospitality Properties        COM   44106M102        221      18,600 SH       Shared-Defined  01 02       18,600      -            -
Host Hotels & Resorts         COM   44107P104     76,444   9,111,300 SH       Shared-Defined  01 02    6,867,200      -    2,244,100
HRPT Properties Trust         COM   40426W101     16,531   4,071,610 SH       Shared-Defined  01 02    3,493,710      -      577,900
Kilroy Realty Corp.           COM   49427F108     54,812   2,668,555 SH       Shared-Defined  01 02    1,988,855      -      679,700
Kimco Realty Corp.            COM   49446R109     28,952   2,880,804 SH       Shared-Defined  01 02    2,455,504      -      425,300
Kite Realty Group             COM   49803T102     11,441   3,918,100 SH       Shared-Defined  01 02    3,145,200      -      772,900
Liberty Property Trust        COM   531172104    140,039   6,078,100 SH       Shared-Defined  01 02    3,905,100      -    2,173,000
Macerich Company (the)        COM   554382101     61,616   3,498,934 SH       Shared-Defined  01 02    2,543,687      -      955,247
Mack Cali Realty Corp         COM   554489104     29,193   1,280,400 SH       Shared-Defined  01 02      830,700      -      449,700
National Retail Properties    COM   637417106     24,484   1,411,200 SH       Shared-Defined  01 02    1,254,800      -      156,400
Nationwide Health Properties
 Inc.                         COM   638620104     69,274   2,691,300 SH       Shared-Defined  01 02    2,246,600      -      444,700
Omega Healthcare Investors    COM   681936100     59,763   3,850,700 SH       Shared-Defined  01 02    3,286,400      -      564,300
Plum Creek Timber Co.         COM   729251108     14,259     478,800 SH       Shared-Defined  01 02      157,500      -      321,300
Post Properties Inc.          COM   737464107     16,042   1,193,600 SH       Shared-Defined  01 02      555,000             638,600
Public Storage Inc.           COM   74460D109    141,949   2,167,828 SH       Shared-Defined  01 02    1,495,028      -      672,800
Realty Income Corp            COM   756109104     10,537     480,700 SH       Shared-Defined  01 02      450,800      -       29,900
Regency Centers Corp.         COM   758849103     88,050   2,522,200 SH       Shared-Defined  01 02    1,743,300      -      778,900
Senior Housing Properties
 Trust                        COM   81721M109      1,306      80,000 SH       Shared-Defined  01 02       80,000      -            -

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
Simon Property Group          COM   828806109    259,055   5,037,046 SH       Shared-Defined  01 02    3,450,333      -    1,586,713
Starwood Hotels & Resorts     COM   85590A401     37,054   1,669,100 SH       Shared-Defined  01 02    1,089,900      -      579,200
Taubman Centers Inc.          COM   876664103      8,432     313,911 SH       Shared-Defined  01 02      262,211              51,700
UDR Inc.                      COM   902653104      1,199     116,059 SH       Shared-Defined  01 02      116,059      -            -
Ventas Inc.                   COM   92276F100     43,019   1,440,700 SH       Shared-Defined  01 02      663,500      -      777,200
Vornado Realty Trust          COM   929042109    129,211   2,869,442 SH       Shared-Defined  01 02    1,986,034      -      883,408
Column Totals                                  2,413,250 115,864,206                                  86,630,116      -   29,234,090